ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Millions, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 Fair Value Inputs Level 1 Member EUR (€)	Dec. 31, 2012 Fair Value Inputs Level 1 Member EUR (€)	Nov. 25, 2013 Nbg Pangaea Sa [Member]
Accounts Payable Accrued Expenses And Other Liabilities Details [Abstract]
Accrued expenses and deferred income		€ 79	€ 76
Amounts due to re-insurers		17	16
Income and other taxes payable		145	145
Accounts payable		255	200
Payroll related accruals		72	90
Private equity: liabilities of investee entities		248	241
Unsettled transactions on debt securities		8	0
Accrued interest and commissions		273	263
Deferred tax liability		121	64
Amounts due to third-parties under collection agreements		2	113
Pension liability		530	388
Amounts due to government agencies		117	199
European Re-development Fund		0	9
Liabilities relating to deposit administration funds (DAF)		191	198
Checks and credit card transactions under settlement		929	814
Sale of Real Estate accounted for as financing obligation		542	0
Other		558	420
Total	5,669	4,087	3,236
Financial Instruments Measured At Fair Value [Line Items]
Accounts payable, accrued expenses and other liabilities (Securities short position)		2	4	2	4
Investment products at fair value		€ 64
Disposal Of Participations Interest Held in Subsidiary	66.00%	66.00%				66.00%